Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 108,266	$ 14,833	¥ 149,284
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	102,154	13,996	127,866
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 6,112	$ 837	¥ 21,418